AAF First Priority CLO Bond ETF
Schedule of Investments
April 30, 2021 (Unaudited)

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 97.5% (a)(b)(c)
Cayman Islands - 97.5% (d)
AMMC CLO 15, Ltd.
Series 2014-15A ARR, 1.444% (3 Month LIBOR + 1.260%, 0.000% Floor), 1/15/2032	$448,904	$449,129
AMMC CLO 18, Ltd.
Series 2016-18A AR, 1.241% (3 Month LIBOR + 1.100%, 0.000% Floor), 5/26/2031	248,783	248,797
Atrium XII LLC
Series 2015-12A AR, 1.014% (3 Month LIBOR + 0.830%, 0.000% Floor), 4/22/2027	226,414	225,468
Bain Capital Credit CLO
Series 2018-1A A1, 1.133% (3 Month LIBOR + 0.960%, 1.600% Floor), 4/23/2031	250,000	248,118
Battalion CLO XVI, Ltd.
Series 2019-16A A, 1.558% (3 Month LIBOR + 1.370%, 0.900% Floor), 12/19/2032	375,000	375,513
Benefit Street Partners CLO, Ltd.
Series 2015-VIA A1R, 1.430% (3 Month LIBOR + 1.240%, 1.260% Floor), 10/18/2029	250,000	250,050
Burnham Park CLO, Ltd.
Series 2016-1A AR, 1.338% (3 Month LIBOR + 1.150%, 0.000% Floor), 10/20/2029	375,000	375,025
Cayuga Park CLO, Ltd.
Series 2020-1A A, 1.790% (3 Month LIBOR + 1.600%, 1.240% Floor), 7/17/2031	375,000	375,402
CBAM, Ltd.
Series 2017-1A A1, 1.438% (3 Month LIBOR + 1.250%, 0.000% Floor), 7/20/2030	485,000	485,000
Cedar Funding VII CLO, Ltd.
Series 2018-7A A1, 1.188% (3 Month LIBOR + 1.000%, 1.290% Floor), 1/20/2031	375,000	373,867
CIFC Funding, Ltd.
Series 2014-4RA A1A, 1.320% (3 Month LIBOR + 1.130%, 0.000% Floor), 10/17/2030	250,000	249,783
Dryden 58 CLO, Ltd.
Series 2018-58A A1, 1.190% (3 Month LIBOR + 1.000%, 0.000% Floor), 7/17/2031	500,000	498,582
Dryden XXVI Senior Loan Fund
Series 2013-26A AR, 1.084% (3 Month LIBOR + 0.900%, 0.000% Floor), 4/15/2029	500,000	498,486
Elmwood CLO IV, Ltd.
Series 2020-1A A, 1.424% (3 Month LIBOR + 1.240%, 0.000% Floor), 4/15/2033	250,000	252,498
Goldentree Loan Management U.S. CLO, Ltd.
Series 2017-2A A, 1.338% (3 Month LIBOR + 1.150%, 1.370% Floor), 11/28/2030	375,000	375,188
LCM XVIII, Ltd.
Series 2015-18A A1R, 1.208% (3 Month LIBOR + 1.020%, 0.000% Floor), 4/20/2031	375,000	373,912
LCM XIX, Ltd.
Series 2015-19A AR, 1.424% (3 Month LIBOR + 1.240%, 1.150% Floor), 7/15/2027	162,480	162,528
LCM XX, Ltd.
Series 2015-20A AR, 1.228% (3 Month LIBOR + 1.040%, 0.000% Floor), 10/20/2027	258,944	258,967
Madison Park Funding XVIII, Ltd.
Series 2015-18A A1R, 1.376% (3 Month LIBOR + 1.190%, 1.150% Floor), 10/21/2030	500,000	500,200
Madison Park Funding XXIII, Ltd.
Series 2017-23A A, 1.391% (3 Month LIBOR + 1.210%, 1.130% Floor), 7/27/2030	250,000	250,005
Magnetite XII, Ltd.
Series 2015-12A ARR, 1.284% (3 Month LIBOR + 1.100%, 0.000% Floor), 10/15/2031	375,000	374,999
Octagon Investment Partners 36, Ltd.
Series 2018-1A A1, 1.154% (3 Month LIBOR + 0.970%, 0.000% Floor), 4/15/2031	500,000	497,033
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A A1R, 1.034% (3 Month LIBOR + 0.850%, 1.240% Floor), 7/15/2027	231,230	230,402
Symphony CLO XXII, Ltd.
Series 2020-22A A1A, 1.480% (3 Month LIBOR + 1.290%, 0.000% Floor), 4/18/2033	375,000	374,876
TICP CLO IX, Ltd.
Series 2017-9A A, 1.328% (3 Month LIBOR + 1.140%, 0.000% Floor), 1/20/2031	250,000	249,921
Voya CLO, Ltd.
Series 2015-1A A1R, 1.090% (3 Month LIBOR + 0.900%, 0.000% Floor), 1/18/2029	471,999	471,999
Series 2018-3A A1A, 1.334% (3 Month LIBOR + 1.150%, 1.000% Floor), 10/15/2031	375,000	375,206
York CLO, Ltd.
Series 2016-2A A1R, 1.278% (3 Month LIBOR + 1.090%, 0.000% Floor), 4/20/2032	375,000	374,892
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,753,542)		9,775,846

TOTAL INVESTMENTS (Cost $9,753,542) - 97.5%		9,775,846
Other assets and liabilities, net - 2.5%		251,383
NET ASSETS - 100.0%		$10,027,229

Percentages are stated as a percent of net assets.

(a)
To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(b)
Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2021. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities maybe resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $9,775,846, which represents 97.5% of total net assets.

(d)	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Collateralized Loan Obligations	$-	$9,775,846	$-	$9,775,846
Total Investments - Assets	$-	$9,775,846	$-	$9,775,846